Events after the reporting period - Additional Information (Detail) R$ / shares in Units, ¥ in Thousands, m³ in Thousands, R$ in Thousands	Apr. 19, 2023 BRL (R$) m³	Mar. 30, 2023 BRL (R$)	Jan. 19, 2023 JPY (¥)	Dec. 19, 2022	Apr. 01, 2023 R$ / shares shares	Mar. 30, 2023 USD ($)	Feb. 15, 2023 shares	Feb. 01, 2023 BRL (R$)	Jan. 19, 2023 BRL (R$)
Companhia Ultragaz S A [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate				4.539%
Borrowings, interest rate basis				108.5
Major borrowings [member] | Companhia Ultragaz S A [member] | Foreign loans [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		R$ 508,040	¥ 12,564,392			$ 100,000			R$ 500,000
Borrowings, interest rate		4.5815%	1.3125%			4.5815%			1.3125%
Borrowings, maturity		July 30, 2024	March 19, 2025
Borrowings, adjustment to interest rate basis		110.90%	109.40%			110.90%			109.40%
Borrowings, interest rate basis		DI	DI
Major borrowings [member] | Ipiranga [member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		R$ 500,000
Borrowings, interest rate		109.40%				109.40%
Borrowings, maturity		April 02, 2025
Major business combination [member] | Companhia Ultragaz S A [member] | NEOgás do Brasil Gás Natural Comprimido S.A. ("NEOgás") [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition								R$ 165,000
Major business combination [member] | Ultracargo Logística S.A. | Opla Logística Avançada (“Opla”) [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase price of acquisition	R$ 237,500
Percentage of voting equity interests acquired	50.00%
Installed tank storage capacity | m³	180
Major business combination [member] | Ultracargo Logística S.A. | Opla Logística Avançada (“Opla”) [member] | BP Biofuels Brazil Investments Ltd. (“BP”) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest in share capital - % in joint ventures	50.00%
Major business combination [member] | Ultracargo Logística S.A. | Opla Logística Avançada (“Opla”) [member] | Copersucar S.A. (“Copersucar”) [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest in share capital - % in joint ventures	50.00%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares					1,115,204,291		31,211
Par value per share | R$ / shares					R$ 0